Summary of Significant Accounting Policies (Details)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 HKD ($)
Summary of Significant Accounting Policies [Line Item]
CODM of segment description	The Company maintains discrete financial information for each of its six parks, which is used by the Chief Operating Decision Maker (“CODM”), as a basis for allocating resources and assessing performance.
Chief operating decision maker	Chief Operating Decision Maker
Reportable segment	1
Deposits in bank	$ 70,235	$ 71,353		¥ 500,000
Security deposit	$ 2
Deposits forfeited	24 months			24 months	24 months
Costs of revenue	$ 7,616,661	12,328,546	$ 12,473,050
Administrative expenses	12,970,000	6,360,000	4,900,000
Prepaid advertising		1,545,985
Advertising expense	$ 1,500,000	$ 3,660,000	$ 3,690,000
Exchange rate	7.12	7	7.18	7.12	7.12
Annual appropriation after tax profits	10.00%
Aggregated statutory appropriations	50.00%
Reserve fund rate	10.00%
Registered capital rate	50.00%
Deposit amount (in Dollars)					$ 500,000
Federal Deposit Insurance Corporation amount	$ 250,000
Minimum [Member]
Summary of Significant Accounting Policies [Line Item]
Property and equipment	3.00%			3.00%	3.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Item]
Property and equipment	5.00%			5.00%	5.00%
Average Converted Ratio [Member]
Summary of Significant Accounting Policies [Line Item]
Exchange rate	7.21	7.11	7.05	7.21	7.21